Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provision for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 1,757	$ 3,222	$ 1,758
Additions Changes in allowances, charges to expenses and changes to other accounts	6,970	(58)	640
Deductions	(5,245)	(1,407)	824
Balance at end of period	3,482	1,757	3,222
Provision for billing adjustments
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	926	866	504
Additions Changes in allowances, charges to expenses and changes to other accounts	614	(114)	497
Deductions	(180)	174	(135)
Balance at end of period	1,360	926	866
Provision for merchant losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	1,366	1,118	1,122
Additions Changes in allowances, charges to expenses and changes to other accounts	1,682	4,667	1,686
Deductions	(1,009)	(4,419)	(1,690)
Balance at end of period	2,039	1,366	1,118
Transaction processing accruals - processing errors
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	6,457	4,630	2,409
Additions Changes in allowances, charges to expenses and changes to other accounts	3,669	6,976	9,468
Deductions	(7,275)	(5,149)	(7,247)
Balance at end of period	2,851	6,457	4,630
Provision for fraud losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	9,391	6,312	5,784
Additions Changes in allowances, charges to expenses and changes to other accounts	49,362	41,264	38,381
Deductions	(48,226)	(38,185)	(37,853)
Balance at end of period	10,527	9,391	6,312
Deferred tax valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	18,446	18,963	14,691
Additions Changes in allowances, charges to expenses and changes to other accounts	4,124	541	5,534
Deductions	(1,269)	(1,058)	(1,262)
Balance at end of period	$ 21,301	$ 18,446	$ 18,963